Risk Management and Use of Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss) Activity
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (2,262)	$ (3,564)	$ (45)
Interest rate swap
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss) Activity
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(1,059)	(3,564)	(45)
Interest rate cap
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss) Activity
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	277
Foreign currency contracts
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss) Activity
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (1,480)